American Century Quantitative Equity Funds Prospectus | AC ALTERNATIVES EMERGING OPPORTUNITIES TOTAL RETURN FUND
AC Alternatives® Emerging Opportunities Total Return Fund
Investment Objective
The fund seeks total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 16 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Quantitative Equity Funds Prospectus - AC ALTERNATIVES EMERGING OPPORTUNITIES TOTAL RETURN FUND - USD ($)	Investor Class	I Class	Y Class	A Class		R Class	R5 Class [1]	R6 Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	none	[2]	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Quantitative Equity Funds Prospectus - AC ALTERNATIVES EMERGING OPPORTUNITIES TOTAL RETURN FUND		Investor Class	I Class	Y Class	A Class	R Class	R5 Class	R6 Class
Management Fees (as a percentage of Assets)		1.30%	1.20%	1.10%	1.30%	1.30%	1.10%	1.05%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.31%	1.21%	1.11%	1.56%	1.81%	1.11%	1.06%
Fee Waiver or Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		1.21%	1.11%	1.01%	1.46%	1.71%	1.01%	0.96%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 9, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Quantitative Equity Funds Prospectus - AC ALTERNATIVES EMERGING OPPORTUNITIES TOTAL RETURN FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class	124	406
I Class	113	375
Y Class	103	344
A Class	592	912
R Class	174	561
R5 Class	103	344
R6 Class	98	328

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover is not available.

Principal Investment Strategies
The fund invests its assets (other than cash and cash equivalent securities) primarily in debt securities and derivatives that are economically tied to emerging market countries. Such investments may include fixed-income and floating rate securities issued or guaranteed by foreign governments and corporations, futures contracts, swaps, options and forwards.
The fund considers an emerging market to be any country that is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining whether an instrument (including a derivative’s underlying reference asset) is economically tied to an emerging market, the portfolio managers may consider various factors including, among others, where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
Investments may be denominated in any currency, including local currencies of emerging market countries. The fund also may invest directly in foreign currencies.
The fund may invest without limitation in both investment-grade and high-yield debt securities. An “investment-grade” security is one that has been rated in one of the four highest categories used by a nationally recognized statistical rating organization or determined by the investment advisor to be of comparable credit quality. A “high-yield” security (or “junk bond”) is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
The fund also invests in derivative instruments, including foreign currency exchange contracts, in order to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. The fund may also invest in other types of derivative instruments such as futures contracts, options and swap agreements in order to manage duration, credit exposure and country exposure. The fund may use derivatives to take long and short positions relative to an underlying debt security, rate, index or currency.
As part of the fund’s principal investment strategy, an unlimited portion of the fund’s assets may be invested in cash and cash equivalent securities, including short-term U.S. Treasury securities, time deposits and money market funds. The fund’s cash holdings may be substantial, particularly when the portfolio managers believe they are unable to find sufficient investment opportunities or due to collateral requirements for the fund’s investments in derivatives.
To a lesser extent, the fund also may invest in convertible bonds and equity securities such as exchange-traded funds (“ETFs”).
Although the fund is not restricted to investments of any particular maturity or duration, the portfolio’s weighted average duration is expected to be between one and five years.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and whether to alter geographic or currency exposure.

Principal Risks

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Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign securities risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Emerging Market Risk – Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

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Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

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Credit Risk – Debt securities, especially high-yield debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

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High-Yield Securities Risk – Issuers of high-yield securities (“junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

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Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ from those in the U.S. A period of rising interest rates may negatively affect the fund’s performance.

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Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

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Sovereign Debt Risk – Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no bankruptcy process for collecting sovereign debt and legal remedies may be limited and onerous to pursue.

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Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument. Derivatives are subject to a number of other risks, including interest rate, market and credit risk.

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Leverage Risk – Derivative transactions may expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk.

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Swap Agreement Risk – Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may also be considered illiquid.

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Foreign Currency Exchange Contracts Risk – Foreign currency forward contracts and other derivatives contracts on foreign currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts also subject the fund to the risk that the counterparty to the transaction may not meet its obligations.

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Cash Holdings Risk – The fund may hold a significant position in cash and cash equivalent securities. As a result, the fund may not participate in market advances or declines to the same extent that it would if the fund were more fully invested.

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Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio managers the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.

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Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

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Exchange-Traded Fund Risk – The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

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Convertible Bond Risk – The fund invests in convertible bonds, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, including yields, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.